United States Securities and Exchange Commission
Washington, DC 20549
Form N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company
Investment Company Act File Number: 811-21552
J.P. Morgan Multi-Strategy Fund, LLC
245 Park Avenue -3rd Floor, New York, NY 10167
Leonard F. Wallace
c/o J. P. Morgan Alternative Asset Management, Inc.
245 Park Avenue -3rd Floor
New York, NY 10167
Registrant’s Telephone Number: (212)-648-2631
Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

	B
A	Meeting Date	C	D	E
Company Name	(yyyy mm dd)	Ticker	Cusip No.	Agenda Item Description
Pendragon (Lancelot II) Fund LLC.	20080728	N/A	N/A	Amend Fund documents for creation of L shares.
Pendragon (Merlin) Fund, Inc.	20080829	N/A	N/A	Amend Articles of Association to remove excess redemption fee and re-designate certain shares.
PMA Focus Fund	20081027	N/A	N/A	Consent to issuance of new share class. (illiquid class)
Pentwater Event Fund, Ltd.	20081230	N/A	N/A	Amend Fund documents to approve new share class.
Taconic Opportunity Fund, LP	20081230	N/A	N/A	Increase shares of the Fund and amend Articles for director indemnification.
Good Hill Partners Fund, LP	20090131	N/A	N/A	Amend LPA to add a gate provision.
Pendragon (Lancelot II) Fund LLC.	20090213	N/A	N/A	Approve appointment of new investment manager (GLG)
Deephaven Event Fund LLC	20090327	N/A	N/A	Approve new investment manager for Deephaven funds.`

	F	G	H
A	Management or Shareholder	Management Recommendation	Fund Vote:
Company Name	Proposal	For or Against	(For, Against, Abstain)
Pendragon (Lancelot II) Fund	Mgmt	For	For
Pendragon (Merlin) Fund, Inc.	Mgmt	For	For
PMA Focus Fund	Mgmt	For	For
Pentwater Event Fund Ltd	Mgmt	For	Abstain
Taconic Opportunity Fund, L.P.	Mgmt	For	For
Good Hill Partners Fund, LP	Mgmt	For	For
Pendragon (Lancelot II) Fund	Mgmt	For	For
Deephaven Event Fund LLC	Mgmt	For	For

Signature

Signature
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: J.P. Morgan Multi-Strategy Fund, LLC

By:	/s/ Leonard F. Wallace	Chief Compliance Officer

	Signature	Title
Date: August 19, 2009